Segmented Information - Summary of Reconciles Total Assets to Net Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Summary of Reconciles Total Assets to Net Assets [Line Items]
Total Assets	$ 31,039	$ 32,255
Cash and cash equivalents	(1,247)	(1,198)
Deferred tax assets	(819)	(621)
Accounts payable	(7,194)	(7,842)
Accrued salaries and wages	(867)	(912)
Other accrued liabilities	(2,572)	(2,626)
Segment Net Assets	18,273	19,007
Corporate Joint Venture [Member]
Summary of Reconciles Total Assets to Net Assets [Line Items]
Long-term receivables from joint venture partners	$ (67)	$ (49)